Fair Value Measures (Details) - Schedule of Valuation of Warrant Liabilities - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
January 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 2.17	$ 6.66
Exercise price	$ 1,496	$ 1,496
Expected term (in years)	3 years 9 months 25 days	4 years 6 months 29 days
Volatility	136.00%	98.30%
Discount rate – treasury yield	4.72%	4.05%
March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 2.17	$ 6.66
Exercise price	$ 430	$ 430
Expected term (in years)	4 years 4 months 17 days	5 years 1 month 17 days
Volatility	130.00%	97.96%
Discount rate – treasury yield	4.66%	3.99%
August 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 2.17	$ 6.66
Exercise price	$ 246	$ 246
Expected term (in years)	4 years 4 months 17 days	5 years 1 month 17 days
Volatility	130.00%	97.96%
Discount rate – treasury yield	4.66%	3.99%
December 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 2.17	$ 6.66
Exercise price	$ 3.45	$ 13
Expected term (in years)	4 years 4 months 17 days	4 years 11 months 23 days
Volatility	130.00%	98.00%
Discount rate – treasury yield	4.66%	3.99%